LEASES	12 Months Ended
Dec. 31, 2022
LEASES
LEASES
12.	LEASES

	December 31,	December 31,
	2022	2021
Current portion of lease liabilities(a)	$24.5	$19.7
Long-term lease liabilities	23.1	35.1
	$47.6	$54.8

(a)	See Note 7ix.

The Company has a number of lease agreements involving office space, buildings, vehicles and equipment. Many of the leases for equipment provide that the Company may, after the initial lease term, renew the lease for successive yearly periods or may purchase the equipment. Leases for certain office facilities contain escalation clauses for increases in operating costs and property taxes. A majority of these leases are cancelable and are renewable on a yearly basis.

The following table summarizes total undiscounted lease liability maturities as at December 31, 2022:

		2023	2024-2027	2028+
	Total	Within 1 year	1 to 5 years	More than 5 years
Lease liabilities	$53.2	$26.3	$19.4	$7.5

The following table summarizes such lease payments that have been expensed for the years ended December 31, 2022 and 2021:

	December 31,	December 31,
	2022	2021
Leases with a term of 12 months or less	$3.1	$6.5
Leases of low-value assets	0.2	0.3
Leases with variable lease payments	41.4	36.5
	$44.7	$43.3